Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 3. Stockholders’ Deficit

Under the terms of the Company’s Certificate of Incorporation the Company is authorized to issue one class of stock designated as common stock. The total number of common stock authorized is 10,000,000 shares with a par value of $0.001.

Note 3. Stockholders’ Equity

Under the terms of the Company’s Certificate of Incorporation the company is authorized to issue one class of stock designated as common stock. The total number of common stock authorized is 10,000,000 shares with a par value of $0.001.